Debt - Summary of Mortgage Notes Payable Secured by Real Property (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($) Instruments	Dec. 31, 2018 USD ($) Instruments	Dec. 31, 2017 USD ($) Instruments
Debt Instrument [Line Items]
Total notes payable, net	$ 1,100,164,923	$ 1,050,155,743	$ 993,405,862
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Number of Instruments | Instruments	16	15	31
Weighted Average Interest Rate	4.07%	4.49%	3.63%
Principal Outstanding	$ 555,574,608	$ 505,559,333	$ 956,169,296
Discount, net			(2,275,838)
Debt issuance costs, net	(3,768,199)	(3,416,027)	(5,336,384)
Total notes payable, net	$ 551,806,409	$ 502,143,306	$ 948,557,074
Notes Payable to Banks [Member] | Mortgage Notes Payable, Variable Interest [Member]
Debt Instrument [Line Items]
Number of Instruments | Instruments	6	8	29
Weighted Average Interest Rate	3.99%	4.53%	3.58%
Principal Outstanding	$ 202,046,000	$ 277,432,000	$ 888,345,717
Notes Payable to Banks [Member] | Mortgage Notes Payable, Variable Interest [Member] | Minimum [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Variable rate	1.88%	1.88%	1.61%
Notes Payable to Banks [Member] | Mortgage Notes Payable, Variable Interest [Member] | Maximum [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Variable rate	2.28%	2.28%	2.48%
Notes Payable to Banks [Member] | Mortgage Notes Payable, Fixed Interest [Member]
Debt Instrument [Line Items]
Number of Instruments | Instruments	10	7	2
Weighted Average Interest Rate	4.11%	4.45%	4.51%
Principal Outstanding	$ 353,528,608	$ 228,127,333	$ 67,823,579
Notes Payable to Banks [Member] | Mortgage Notes Payable, Fixed Interest [Member] | Minimum [Member]
Debt Instrument [Line Items]
Fixed interest rate	3.36%	4.34%	4.34%
Notes Payable to Banks [Member] | Mortgage Notes Payable, Fixed Interest [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fixed interest rate	4.60%	4.60%	4.60%